UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 98.8%				Telecommunication Services - 1.7%
			60,520		Sprint Nextel Corp.	$794,628
	Consumer Discretionary - 18.8%
17,275	Carnival Corp. - f	$768,565			Utilities - 3.5%
46,067	CBS Corp. - Class B	1,255,326	43,100		Mirant Corp.*	1,680,038
59,720	Cooper Tire & Rubber Co.	990,158
40,082	Dollar Tree Stores, Inc.*	1,038,925			TOTAL COMMON STOCKS (Cost $39,492,909)	47,188,853
44,930	Liberty Media Corp. - Interactive - Class A*	857,264
26,260	Time Warner Cable - Class A*	724,776	Principal
44,653	Toll Brothers, Inc.*	895,739	Amount
33,143	WABCO Holdings, Inc.	1,660,133			SHORT TERM INVESTMENTS - 3.8%
29,930	Williams-Sonoma, Inc.	775,187
		8,966,073			U.S. Governement Agency Issue - 3.7%
			$1,756,000		FHLB Discount Note, 01/02/08, 2.99%	1,755,856
	Energy - 8.2%
74,020	Cal Dive International, Inc.*	980,025			Variable Rate Demand Notes** - 0.1%
17,700	Chevron Corp.	1,651,941	48,273		Wisconsin Corporate Central Credit Union, 4.59%	48,273
64,100	Rosetta Resources, Inc.*	1,271,103
		3,903,069			TOTAL SHORT TERM INVESTMENTS (Cost $1,804,129)	1,804,129

	Financials - 6.5%				Total Investments (Cost $41,297,038) - 102.6%	48,992,982
31,500	CIT Group, Inc.	756,945
31,450	Federated Investors, Inc.	1,294,482			Other Liabilities in Excess of Assets - (2.6)%	(1,264,442)
39,740	MoneyGram International, Inc.	610,804
39,690	Sovereign Bancorp, Inc.	452,466			TOTAL NET ASSETS - 100.0%	$47,728,540
		3,114,697
			*	-	Non-income producing security.
	Healthcare - 10.1%		**	-	Variable rate security as of December 31, 2007.
21,630	Analogic Corp.	1,464,784	ADR	-	American Depository Receipt.
22,140	AstraZeneca PLC - ADR	948,035	[f]	-	Foreign security.
30,300	CIGNA Corp.	1,628,019
18,102	Covidien Ltd.	801,738
		4,842,576

	Industrials - 23.5%
26,125	Atlas Air Worldwide Holdings, Inc.*	1,416,498
15,690	Canadian Pacific Railway Ltd. - f	1,014,202
47,500	EMCOR Group, Inc.*	1,122,425
77,201	Federal Signal Corp.	866,195
35,499	Heartland Express, Inc.	503,376
31,260	KBR, Inc.*	1,212,888
43,310	Owens Corning, Inc.*	875,728
19,651	Portfolio Recovery Associates, Inc.	779,555
41,150	Titan International, Inc.	1,286,349
10,292	Tyco International Ltd. - f	408,078
32,084	URS Corp.*	1,743,124
		11,228,418

	Information Technology - 18.2%
38,329	Agilent Technologies, Inc.*	1,408,208
69,098	AVX Corp.	927,295
58,685	Intel Corp.	1,564,542
48,611	Microsoft Corp.	1,730,552
43,650	Olympus Corp. - ADR	1,805,155
76,520	RealNetworks, Inc.*	466,007
21,062	Tyco Electronics Ltd. - f	782,032
		8,683,791

	Materials - 8.3%
28,425	International Flavors & Fragrances, Inc.	1,368,095
26,475	Lubrizol Corp.	1,433,886
56,970	Solutia, Inc. (when-issued)*	1,173,582
		3,975,563

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$41,297,038

Gross unrealized appreciation	10,510,980
Gross unrealized depreciation	(2,815,036)
Net unrealized appreciation / (depreciation)	$ 7,695,944

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)   /s/ Mark Foster
Mark Foster, President

Date   2/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Mark Foster
Mark Foster, President

Date   2/19/08

By (Signature and Title)*   /s/ Mickey Kim
Mickey Kim, Treasurer

Date   2/19/08